Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2016	2017
	RMB	RMB
Acquisition consideration payable	307,818	102,603
Accrued office expenses	117,841	192,149
Deposits from sales agents and others	76,437	110,783
Accrued professional fees	28,396	65,331
Accrued telecom and bandwidth fees	66,519	59,292
Payable to employees related to share-based awards	2,177	58,664
Other payable to platform users and business users	90,292	55,749
Government subsidy	16,478	2,600
Others	21,946	41,963
Total	727,904	689,134